Nature of Business and Organization (Details) - 2											1 Months Ended		6 Months Ended			12 Months Ended
	Apr. 06, 2023 CNY (¥)	Apr. 06, 2023 USD ($)	Sep. 23, 2022 CNY (¥)	Sep. 23, 2022 USD ($)	Dec. 07, 2021 CNY (¥)	Dec. 07, 2021 USD ($)	Nov. 19, 2021 CNY (¥)	Nov. 19, 2021 USD ($)	Jul. 01, 2021 CNY (¥)	Jul. 01, 2021 USD ($)	Sep. 23, 2022 CNY (¥)	Sep. 23, 2022 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 24, 2020 CNY (¥)	Dec. 24, 2020 USD ($)	Feb. 28, 2024	Jun. 27, 2023	May 17, 2023	Jan. 01, 2023 CNY (¥)	Dec. 31, 2022	Dec. 09, 2022 shares	Jul. 01, 2022 CNY (¥)	Jul. 01, 2022 USD ($)	Apr. 01, 2022	Jul. 19, 2021	Mar. 04, 2021 CNY (¥)	Mar. 04, 2021 USD ($)	Dec. 18, 2020	Nov. 30, 2020	Sep. 28, 2020
Nature of Business and Organization [Line Items]
Advertising services							¥ 2	$ 0.3
Equipment development and sales					¥ 2	$ 0.3							¥ 75,820,156	$ 10,638,738	¥ 92,239,461
Loss from disposal			¥ (1,100,000)	$ (200,000)
Transfer loss	¥ 17,801,786	$ 2,526,259
Shenzhen Yitian Internet Technology Co., Ltd [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage																										100.00%
Shanghai Guoyu Information Technologies Co., Ltd [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage																											100.00%
Fe-da Electronics Co., Ltd [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage	100.00%	100.00%
Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”) [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage																		100.00%
Maximum [Member] | Viwo Technology Inc [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage																								99.00%	99.00%
Minimum [Member] | Viwo Technology Inc [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage																								1.00%	1.00%
Common Stock [Member]
Nature of Business and Organization [Line Items]
Share capital																								¥ 1	$ 0.01
Shanghai Guoyu Information Technologies Co., Ltd [Member]
Nature of Business and Organization [Line Items]
Aggregate purchase price									¥ 20,000,000	$ 3,000,000
Guangzhou Bimai Network Technology Co., Ltd. (“Bimai”) [Member]
Nature of Business and Organization [Line Items]
Aggregate purchase price											¥ 2	$ 0.3
Guangzhou Bimai Network Technology Co., Ltd. (“Bimai”) [Member] | Common Stock [Member]
Nature of Business and Organization [Line Items]
Share capital																					¥ 0
TJ Zhongzheng [Member]
Nature of Business and Organization [Line Items]
Register capital																												¥ 195,700,000	$ 30,000,000
Ms. Yao Zhaohua [Member]
Nature of Business and Organization [Line Items]
Consideration value																¥ 1
Ms. Sun Yadong [Member]
Nature of Business and Organization [Line Items]
Consideration value																¥ 1	$ 0.2
VIYI shareholders [Member]
Nature of Business and Organization [Line Items]
Ordinary shares issued (in Shares) | shares																							39,603,961
Fe-da Electronics Company Private Limited [Member]
Nature of Business and Organization [Line Items]
Acquired equity interests percentage																																100.00%
Shanghai Guoyu Information Technologies Co., Ltd [Member]
Nature of Business and Organization [Line Items]
Acquired equity interests percentage									100.00%	100.00%
Guangzhou Tapuyu Internet Technology Co., Ltd [Member]
Nature of Business and Organization [Line Items]
Acquired equity interests percentage							100.00%	100.00%
Viwotong Tech [Member]
Nature of Business and Organization [Line Items]
Acquired equity interests percentage			100.00%	100.00%							100.00%	100.00%										100.00%
Exclusive Share Purchase Option Agreement [Member] | WiMi WFOE’s [Member]
Nature of Business and Organization [Line Items]
Term of agreement													10 years	10 years
Exclusive Assets Purchase Agreement [Member] | WiMi WFOE’s [Member]
Nature of Business and Organization [Line Items]
Term of agreement													10 years	10 years
Shenzhen Weiyixin [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																															58.00%
Beijing WiMi [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																99.00%	99.00%													17.90%
Shenzhen Yitian Internet Technology Co., Ltd [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																1.00%	1.00%
Ms. Yao Zhaohua [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																														99.90%
Consideration value | $																	$ 0.2
Viwotong Tech [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																					100.00%
SZ Weidong [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																				1.00%
Viwo Technology Inc [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																			55.00%